Supplement to Prospectus

                                       of

                        The Wright EquiFund Equity Trust

                         Wright EquiFund-Hong Kong/China
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                          Wright EquiFund-Netherlands*

                                      Dated
                                   May 1, 2000

                                 As supplemented
                                  July 1, 2000



       The Board of Trustees of The Wright EquiFund Equity Trust has approved the termination and liquidation of Wright EquiFund-Netherlands series, effective December 22, 2000.




       * As of the date of this Supplement, this Fund is not available for purchase. Contact the Principal Underwriter or your broker for the latest information.




       November 20, 2000

                                Supplement to the
                       Statement of Additional Information

                                       of

                        The Wright EquiFund Equity Trust

                         Wright EquiFund-Hong Kong/China
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                          Wright EquiFund-Netherlands*

                                      Dated
                                   May 1, 2000




       The Board of Trustees of The Wright EquiFund Equity Trust has approved the termination and liquidation of Wright EquiFund-Netherlands series, effective December 22, 2000.




       * As of the date of this Supplement, this Fund is not available for purchase. Contact the Principal Underwriter or your broker for the latest information.




      November 20, 2000